Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFIT LIABILITIES

Note 18:- EMPLOYEE BENEFIT LIABILITIES

Employee benefits consist of post-employment benefits, other long-term benefits and termination benefits.

a)	Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Israeli companies in the Group are required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 to the Severance Pay Law, as specified below. These liabilities are accounted for as a post-employment benefit. The computation of the Group's employee benefit liability is made according to the current employment contract based on an employee's salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as a defined benefit plan or as a defined contribution plan, as detailed below.

1)	Defined contribution plans:

Section 14 of the Severance Pay Law, 1963 applies to part of the compensation payments, pursuant to which the fixed contributions paid by the Group into pension funds and/or policies of insurance companies release the Group from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

2)	Defined benefit plans:

The Group accounts for that part of the payment of compensation that is not covered by contributions in defined contribution plans, as above, as a defined benefit plan for which an employee benefit liability is recognized and for which the Group deposits amounts in central severance pay funds and in qualifying insurance policies.

3)	Other long-term benefits:

According to Matrix's agreements with one of its senior officers, he is entitled to an adaptation bonus in an amount of 12 salaries. This liability has been recognized as a defined benefit.

b)	Composition of defined benefit plans is as follows:

	December 31,
	2018	2017
Defined benefit obligation	81,556	87,316
Fair value of plan assets	(72,672)	(78,284)
Net defined benefit liability	8,884	9,032